Summary of significant accounting policies (Details 4)	6 Months Ended
Mar. 31, 2023
Transportation equipment
Intangible assets estimated useful lives	4 years
Leasehold Improvement
Intangible assets estimated useful lives	Shorter of lease term or useful life
Forestry
Intangible assets estimated useful lives	fair value
Minimum | Plant, machinery and equipment
Intangible assets estimated useful lives	5 years
Minimum | Office equipment
Intangible assets estimated useful lives	3 years
Maximum | Plant, machinery and equipment
Intangible assets estimated useful lives	10 years
Maximum | Office equipment
Intangible assets estimated useful lives	5 years